Equity and Stock-based Compensation	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Equity and Stock-based Compensation

6. EQUITY AND STOCK-BASED COMPENSATION

Common Stock

Authorized share capital consists of unlimited common shares with no par value.

On December 14, 2015, the Company completed a private placement of 15,500,000 units at a price of $0.05 per unit raising gross proceeds of $775,000 (net proceeds of $713,000). Each unit consisted of one common share and 0.5 common share purchase warrant. Each whole warrant entitled the holder to acquire one common share at an exercise price of $0.10 until December 14, 2017. As of March 31, 2018 these warrants are expired.

Management determined the warrants to have a grant date fair value of $0.015 per warrant and accordingly, $176,169 of the proceeds from the issuance was allocated to additional paid in capital, and the balance of the proceeds was allocated to common shares.

A relative fair value calculation was used to determine the carrying value of the warrants. The fair value of the warrants issued was estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.58% to 0.97%
Expected life in years	2 - 3 years
Expected volatility	98.96 to 146.6%

The Company uses the contract life as its expected life. Volatility is calculated based on actual weekly trading history of the Company’s common stock. The risk-free rate is based on the daily yield curve of U.S. treasury bills.

Common stock issuable

Prior to March 31, 2015, the Company received funds for common shares in the amount of $1,561,000 (net of fees) as part of a future private placement occurring on May 12, 2015. All shares were issued during the year ended March 31, 2016. During the year ended March 31, 2016 the Company resolved to pay accrued expenses with common stock in the amount of $140,452.

As of March 31, 2018, the Company has a total of shares issuable of 3,862,850 in the amount of $123,809 at a settlement price of CAD $0.05 ($0.04), as a result of an agreement to settle convertible debt of $130,000 plus accrued interest. As of March 31, 2019, additional 890,884 shares issuable, in the amount of $16,667 at a settlement price of CAD $0.05 ($0.04) were granted to the debt holders.

As of March 31, 2019, the Company agreed to settle CA$400,000 ($304,923) of debt with the directors and the CFO for a total of shares issuable of 8,000,000, which is included as common stock issuance in the Company’s consolidated statements of changes in stockholders deficit.

Stock Purchase Warrants

The Company did not have any stock purchase warrants outstanding as of March 31, 2019 and 2018:

Stock Options and Stock Option Plan

The purpose of the stock option plan (“the Plan”) is to attract, retain and motivate persons as key service providers to the Company and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire a proprietary interest in the Company and benefit from its growth. The options are non-assignable and may be granted for a term not exceeding five years.

The Company may grant stock options to directors, senior officers and service providers by resolution of the Board of Directors. The exercise price will reflect the market price of the Company’s stock on the date of the grant. The maximum number of stock options outstanding under the Plan is limited 10% of issued shares.

During the year ending March 31, 2016, the Company issued 10,100,000 options to directors and officers of the Company which vested immediately upon issuance. The Company recorded $183,410 in stock compensation expense related to these options.

During the year ended March 31, 2018, the Company issued 4,200,000 shares of stock options to the Company’s CEO with an exercise price of CAD$0.05 ($0.04) per share. The options vested immediately and have an expected life of 5 years. The Company recorded $85,294 in stock compensation expense related to these options.

No stock-based compensation cost was recorded for the years ending March 31, 2019 and 2017.

The Company measures the cost of stock option awards based on the grant-date fair value of the award. The cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period. The Company recognizes stock-based compensation expense over the vesting periods of the awards, adjusted for estimated forfeitures. A summary of the stock option activity for the years ended March 31, 2019, 2018 and 2017 is presented below:

	Option	Weighted average exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Shares	price	Life	Value
	#	$	(years)	$
Outstanding April 1, 2016	10,100,000	$0.060	4.75	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/Expired	(3,600,000)	0.060	—	—
Outstanding March 31, 2017	6,500,000	0.060	3.75	$—
Granted	4,200,000	0.040	4.41	—
Exercised	—	—	—	—
Cancelled/Expired	—	—	—	—
Outstanding, March 31, 2018	10,700,000	0.051	3.43	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/Expired	—	—	—	—

Outstanding, March, 31, 2019	10,700,000	$0.051	2.43	$—

Exercisable, March 31, 2019	10,700,000

The weighted average fair value of the option grants issued in fiscal year 2016 was $0.018 per share. The option grants were estimated on the date of the grant using the Black-Scholes option pricing model and using the following assumptions:

Expected option life (years)	2.5 years
Risk free interest rate	1.12%
Expected volatility	106%

The weighted average fair value of the option grants issued in fiscal year 2018 was $0.020 per share. The option grants were estimated on the date of the grant using the Black-Scholes option pricing model and using the following assumptions:

Expected option life (years)	5 years
Risk free interest rate	1.56%
Expected volatility	122%